CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Cash	$ 47,163,965	$ 9,883,091
Restricted cash	27,962,846	28,494,217
Short-term investment	149,841,838	184,160,555
Guarantee paid on behalf of guarantee service customers	2,039,684	633,313
Interest receivable	1,021,306	247,912
Net investment in direct financing leases	74,705,647	25,829,055
Deferred tax assets, net	428,524	414,479
Property and equipment, net	854,719	915,416
Other assets	608,751	427,386
TOTAL ASSETS	304,627,280	251,005,424
Liabilities
Bank loans for capital lease business	43,308,617	511,825
Interest payable	208,947	49,719
Income tax payable	2,510,847	3,067,757
Unearned income from financial guarantee services	423,801	3,659,062
Other liabilities	10,099,055	4,067,343
Due to related party	464,000
Allowance on financial guarantee services	3,079,684	1,261,868
Deferred income tax liability	477,398	1,123,742
Total Liabilities	60,572,349	13,741,316
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 20,041,647 and 16,800,000 shares issued and outstanding at June 30, 2016 and 2015, respectively)	2,004	1,680
Additional paid-in capital	213,400,296	199,365,902
Statutory reserve	2,364,245	325
Retained earnings	43,244,044	33,490,567
Accumulated other comprehensive (loss)/income	(14,955,658)	4,405,634
Total Stockholders' Equity	244,054,931	237,264,108
TOTAL LIABILITIES AND EQUITY	$ 304,627,280	$ 251,005,424